Revenues (Details) - Schedule of timing of revenue recognition - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues (Details) - Schedule of timing of revenue recognition [Line Items]
Total revenue	$ 43,633	$ 10,493	$ 3,399
Goods and services transferred over time [Member]
Revenues (Details) - Schedule of timing of revenue recognition [Line Items]
Total revenue	3,217	1,074	654
Goods transferred at a point in time [Member]
Revenues (Details) - Schedule of timing of revenue recognition [Line Items]
Total revenue	$ 40,416	$ 9,419	$ 2,745